Dividend Restrictions And Capital Requirements	12 Months Ended
Dec. 31, 2011
Dividend Restrictions And Capital Requirements [Abstract]
Dividend Restrictions And Capital Requirements
(12)	Dividend Restrictions and Capital Requirements

Bankshares' principal source of funds for dividend payments is dividends received from its subsidiary Bank. For the years ended December 31, 2011 and 2010, dividends from the subsidiary Bank totaled $280 and $338, respectively.

Substantially all of Bankshares' retained earnings consist of undistributed earnings of its subsidiary Bank, which are restricted by various regulations administered by federal banking regulatory agencies. Under applicable federal laws, the Comptroller of the Currency restricts, without prior approval, the total dividend payments of the Bank in any calendar year to the net profits of that year, as defined, combined with the retained net profits for the two preceding years. At December 31, 2011, retained net profits of the Bank that were free of such restriction approximated $2,026.

Bankshares and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on Bankshares' consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, Bankshares and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. Bankshares and the Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require Bankshares and the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined). Management believes, as of December 31, 2011, that Bankshares and the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2011, the most recent notification from Office of the Comptroller of the Currency categorized Bankshares and the Bank as "well capitalized" under the regulatory framework for prompt corrective action. To be categorized as "well capitalized," Bankshares and the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table below. There are no conditions or events since that notification that management believes have changed Bankshares and the Bank's category.

Bankshares and the Bank's actual capital amounts and ratios are presented in the table below.

	Actual		For Capital Adequacy Purposes		To Be "Well Capitalized" Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2011:
Total Capital
(to Risk Weighted Assets):
Bankshares consolidated	$31,318	11.24%	$22,282	8.0%	$	N/A	N/A
Bank	32,763	11.79%	22,237	8.0%		27,797	10.0%
Tier 1 Capital
(to Risk Weighted Assets):
Bankshares consolidated	27,837	9.99%	11,141	4.0%		N/A	N/A
Bank	29,281	10.53%	11,119	4.0%		16,678	6.0%
Tier 1 Capital (Leverage)
(to Average Assets):
Bankshares consolidated	27,837	8.12%	13,709	4.0%		N/A	N/A
Bank	29,281	8.56%	13,687	4.0%		17,109	5.0%

	Actual		For Capital Adequacy Purposes		To Be "Well Capitalized" Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2010:
Total Capital
(to Risk Weighted Assets):
Bankshares consolidated	$29,689	10.61%	$22,380	8.0%	$	N/A	N/A
Bank	31,718	11.36%	22,342	8.0%		27,927	10.0%
Tier 1 Capital
(to Risk Weighted Assets):
Bankshares consolidated	26,180	9.36%	11,190	4.0%		N/A	N/A
Bank	28,220	10.10%	11,190	4.0%		16,785	6.0%
Tier 1 Capital (Leverage)
(to Average Assets):
Bankshares consolidated	26,180	7.74%	13,521	4.0%		N/A	N/A
Bank	28,220	8.36%	13,505	4.0%		16,882	5.0%